Employee Benefit Plans (Amounts In Accumulated Other Comprehensive Income, Pre-Tax, That Have Not Yet Been Recognized As Components of Net Periodic Benefit Cost) (Details) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Employee Benefit Plans
Net actuarial losses	$ 824	¥ 68,227
Net prior service cost	170	14,094
Total	$ 654	¥ 54,133